Note 9 - Preferred Stock (Details Textual)				3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 02, 2005 USD ($) $ / shares shares	Mar. 28, 2005 USD ($) $ / shares shares	Mar. 25, 2004 USD ($) $ / shares shares	Jun. 30, 2020 USD ($) shares	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($) shares	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares
Preferred Stock Dividends, Income Statement Impact | $				$ 33,000	$ 35,000	$ 66,000	$ 69,000	$ 139,000	$ 139,000
Dividends Payable, Current | $				$ 19,000		$ 19,000		$ 20,000	$ 594,000
Series C Preferred Stock [Member]
Stock Issued During Period, Value, New Issues | $	$ 1,200,000
Preferred Stock, Dividend Rate, Percentage	5.00%
Stock Issued During Period, Shares, New Issues	564,607
Share Price | $ / shares	$ 2.18
Proceeds from Issuance of Preferred Stock and Preference Stock | $	$ 1,200,000
Preferred Stock Issuance Costs | $	$ 100,000
Convertible Preferred Stock, Shares Issued upon Conversion	564,607							289,377
Preferred Stock, Conversion Price Per Share | $ / shares	$ 2.18
Preferred Stock, Liquidation Preference Per Share | $ / shares	$ 2.18
Preferred Stock, Shares Outstanding, Ending Balance								289,377
Preferred Stock Dividends, Income Statement Impact | $								$ 32,000
Series B Preferred Stock [Member]
Stock Issued During Period, Value, New Issues | $		$ 2,700,000
Preferred Stock, Dividend Rate, Percentage		5.00%
Stock Issued During Period, Shares, New Issues		1,065,200
Share Price | $ / shares		$ 2.50
Proceeds from Issuance of Preferred Stock and Preference Stock | $		$ 2,700,000
Preferred Stock Issuance Costs | $		$ 173,000
Convertible Preferred Stock, Shares Issued upon Conversion		1,065,200						460,000
Preferred Stock, Conversion Price Per Share | $ / shares		$ 2.50
Preferred Stock, Liquidation Preference Per Share | $ / shares		$ 2.50
Preferred Stock, Shares Outstanding, Ending Balance								460,000
Preferred Stock Dividends, Income Statement Impact | $								$ 57,000
Series A Preferred Stock [Member]
Stock Issued During Period, Value, New Issues | $			$ 5,000,000
Preferred Stock, Dividend Rate, Percentage			5.00%
Stock Issued During Period, Shares, New Issues			1,000,000
Share Price | $ / shares			$ 5
Proceeds from Issuance of Preferred Stock and Preference Stock | $			$ 5,000,000
Preferred Stock Issuance Costs | $			$ 275,000
Convertible Preferred Stock, Shares Issued upon Conversion			1,590,331					318,065
Preferred Stock, Conversion Price Per Share | $ / shares			$ 3.144
Preferred Stock, Voting Rights Number			1.5903
Preferred Stock, Liquidation Preference Per Share | $ / shares			$ 5
Preferred Stock, Redemption Price Per Share | $ / shares			$ 5
Preferred Stock, Shares Outstanding, Ending Balance								200,000
Preferred Stock Dividends, Income Statement Impact | $								$ 50,000
Series 2 Preferred Stock and Series 3 Preferred Stock [Member]
Preferred Stock Unpaid Dividends Additional Late Fee Penalty Percentage								18.00%
Series 3 Preferred Stock [Member]
Preferred Stock, Liquidation Preference Per Share | $ / shares								$ 634	$ 760
Preferred Stock, Shares Outstanding, Ending Balance				266,000		266,000		289,000	289,000
Series 2 Preferred Stock [Member]
Preferred Stock, Liquidation Preference Per Share | $ / shares								$ 1,155	$ 1,385
Preferred Stock, Shares Outstanding, Ending Balance				420,000		420,000		460,000	460,000
Series 1 Preferred Stock [Member]
Preferred Stock, Liquidation Preference Per Share | $ / shares								$ 1,013	$ 1,213
Preferred Stock, Shares Outstanding, Ending Balance				200,000		200,000		200,000	200,000
Chief Executive Officer [Member] | Series C Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues	123,853
Chief Executive Officer [Member] | Series B Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues		260,000
Chief Executive Officer [Member] | Series A Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues			140,000
Chief Financial Officer [Member] | Series C Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues	68,808
Chief Financial Officer [Member] | Series B Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues		100,000
Director [Member] | Series C Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues	27,523
Director [Member] | Series B Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues		60,000
Director [Member] | Series A Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues			60,000
Other Current Liabilities [Member]
Dividends Payable, Current | $								$ 20,000	$ 594,000
Minimum [Member] | Series C Preferred Stock [Member]
Preferred Stock, Redemption Price Per Share | $ / shares	$ 2.834
Minimum [Member] | Series B Preferred Stock [Member]
Preferred Stock, Redemption Price Per Share | $ / shares		$ 3.25